Share-Based Compensation (Details)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation [Line Items]
Reverse stock split		3.3593
Cash proceeds		$ 2,838,500	$ 48,991
Compensation expense		$ 43,872,899	$ 32,587,611	$ 29,411,885
Restricted Share Units (“RSUs”) [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares) | shares		693,764	2,862,298	1,685,864
Fair value used for RSUs granted (in Dollars per share) | $ / shares		$ 9.62	$ 6.75	$ 4.32
Intrinsic value of shares		$ 37,799,537
Unrecognized compensation expense		$ 5,504,820
Weighted average period of unrecognized compensation expense to be recognized		1 year 3 months 18 days
Tax benefit related to compensation expense		$ 7,510,778
Share Options [Member]
Share-Based Compensation [Line Items]
Granted (in Shares) | shares		833,889	3,549,705	3,301,855
Weighted average grant-date fair value (in Dollars per share) | $ / shares		$ 9.67
Options exercised (in Shares) | shares		21,580,475
Aggregate intrinsic value		$ 84,588,262	$ 304,071,390
Weighted-average period	5 years 3 months 3 days	5 years 11 months 19 days
Shares Option [Member]
Share-Based Compensation [Line Items]
Weighted average grant-date fair value (in Dollars per share) | $ / shares		$ 9.67	$ 6.56	$ 4.14
Options exercised (in Shares) | shares		21,580,475	438,173
Aggregate intrinsic value		$ 165,326,538	$ 4,099,990
Cash proceeds		2,838,501	$ 48,991
Unrecognized compensation expense related to share options		$ 8,399,158
Weighted-average period		1 year 4 months 9 days
Total fair value of vested		$ 20,309,108
Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares) | shares		2,401,884	496,218
Share-Based Awards [Member]
Share-Based Compensation [Line Items]
Compensation expense		$ 43,872,899	$ 32,587,611	$ 29,411,885
Equity Option [Member] | Restricted Share Units (“RSUs”) [Member]
Share-Based Compensation [Line Items]
Vested period fair value		14,082,980
Equity Option [Member] | Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation [Line Items]
Vested period fair value		$ 26,696,298
Second Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards		50.00%
Third Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards		25.00%
Fourth Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards		25.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Reverse stock split		3.3593
Class A Ordinary Shares [Member] | Restricted Share Units (“RSUs”) [Member]
Share-Based Compensation [Line Items]
Reverse stock split		3.3593
Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for share-based awards (in Shares) | shares		18,749,551